Cat Financial Financing Activities (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2009 Asset-backed securities	Sep. 30, 2008 Asset-backed securities	Dec. 31, 2009 Asset-backed securities	Dec. 31, 2008 Asset-backed securities	Dec. 31, 2010 Asset-backed securities
Finance receivables
Restricted assets of consolidated QSPE		$ 324						$ 136
Restricted liability of consolidated QSPE		327						73
Net gains on sale of finance receivables							12
Initial fair value of certificates included in subordinated retained interests							27
Initial fair value of interest in future cash flow (excess)							8
Initial fair value of reserve account							9
Discount rate (as a percent)							7.20%
Weighted-average prepayment rate (as a percent)							14.50%
Expected credit losses (as a percent)							1.60%
Amounts deposited in supplemental reserve accounts				80	19
Outstanding retained interests of retail finance receivables, at fair value						102	52
Outstanding retained interests of retail finance receivables, at cost						107	62
Retained interests in a continuous unrealized loss position for twelve months or longer, at fair value						102
Retained interests in a continuous unrealized loss position for twelve months or longer, at cost						107
Cash flow weighted-average discount rates on retained interests, minimum rate (as a percent)						7.70%	16.70%
Cash flow weighted-average discount rates on retained interests, maximum rate (as a percent)						12.40%	23.30%
Weighted-average maturity (in months)						22	28
Expected prepayment rate (as a percent)						18.00%	19.00%
Expected credit losses, low end of range (as a percent)						4.70%	1.70%
Expected credit losses, high end of range (as a percent)						4.80%	3.10%
Net impairment losses recognized in earnings	3	12	37			34	27
Portion of losses recognized in Accumulated other comprehensive income (loss) before taxes						12
Cash flows from retail securitizations:
Cash proceeds from initial sales of receivables							600
Purchases of contracts through clean-up calls						95	81
Servicing fees received						6	12
Other cash flows received on retained interests						10	25
Characteristics of securitized retail receivables:
Total securitized principal balance at December 31,						346	909
Average securitized principal balance for the year ended December 31,						583	1,147
Loans > 30 days past due at year ended December 31,						62	98
Net credit losses during the year						$ 36	$ 23